Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$39,641,504.58	0.0845235	$20,451,764.25	0.0436072	$19,189,740.33
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$291,871,504.58	0.2009816	$272,681,764.25	0.1877676	$19,189,740.33

Weighted Avg. Coupon (WAC)	4.94%		4.98%
Weighted Avg. Remaining Maturity (WARM)	28.88		28.13
Pool Receivables Balance	$325,327,835.52		$305,845,926.62
Remaining Number of Receivables	38,248		36,282

Adjusted Pool Balance	$321,783,530.96		$302,593,790.63

III. COLLECTIONS

Principal:
Principal Collections	$18,973,823.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$464,980.91
Total Principal Collections	$19,438,804.50

Interest:
Interest Collections	$1,292,514.43
Late Fees & Other Charges	$54,679.26
Interest on Repurchase Principal	$-
Total Interest Collections	$1,347,193.69

Collection Account Interest	$866.97
Reserve Account Interest	$345.33
Servicer Advances	$-

Total Collections	$20,787,210.49

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$20,787,210.49
Reserve Account Release	$-
Total Available for Distribution	$20,787,210.49

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$271,106.53		$271,106.53	$271,106.53
Collection Account Interest					$866.97
Late Fees & Other Charges					$54,679.26
Total due to Servicer					$326,652.76

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$20,481.44		$20,481.44
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$143,290.94		$143,290.94	$143,290.94

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$20,215,958.21

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$19,189,740.33

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$19,189,740.33
Class A-4 Notes		$-
Class A Notes Total:	$19,189,740.33	$19,189,740.33
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$19,189,740.33	$19,189,740.33

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,026,217.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,544,304.56
Beginning Period Amount	$3,544,304.56
Current Period Amortization	$292,168.57
Ending Period Required Amount	$3,252,135.99
Ending Period Amount	$3,252,135.99
Next Distribution Date Required Amount	$2,980,550.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	9.30%	9.89%	9.89%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.23%	35,641	97.49%	$298,167,038.53
30 - 60 Days	1.39%	504	1.95%	$5,956,468.62
61 - 90 Days	0.28%	103	0.43%	$1,327,375.06
91 + Days	0.09%	34	0.13%	$395,044.41
		36,282		$305,845,926.62
Total
Delinquent Receivables 61 + days past due	0.38%	137	0.56%	$1,722,419.47
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	148	0.59%	$1,905,067.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.43%	176	0.69%	$2,382,491.65
Three-Month Average Delinquency Ratio	0.40%		0.61%

Repossession in Current Period		18		$237,961.45
Repossession Inventory		65		$161,660.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$508,085.31
Recoveries				$(464,980.91)
Net Charge-offs for Current Period				$43,104.40

Beginning Pool Balance for Current Period				$325,327,835.52

Net Loss Ratio				0.16%
Net Loss Ratio for 1st Preceding Collection Period				0.81%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$12,214,078.42
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$1,285,217.60
Number of Extensions				100